Financial Assets and Liabilities - Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Temporary cash investments (Note 28)	₱ 1,464	₱ 6,184
Short-term investments	25	200
Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments		443
Financial instruments at FVPL:	1,101	1,021
Financial assets at fair value through profit or loss	1,101	578
Financial assets held for managing liquidity risk, Total	56,140	55,292
Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	55,039	54,271
Debt instruments at amortized cost	395	595
Other financial assets	4,236	4,069
Temporary cash investments (Note 28)	1,464	6,184
Short-term investments	136	122
Retail subscribers	17,516	19,894
Corporate subscribers	20,936	15,934
Foreign administrations	1,254	1,250
Domestic carriers	256	188
Dealers, agents and others	8,846	6,035
Less than 1 year [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments		443
Financial instruments at FVPL:		443
Financial assets held for managing liquidity risk, Total	51,264	50,570
Less than 1 year [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	51,264	50,127
Debt instruments at amortized cost	25	200
Other financial assets	831	320
Temporary cash investments (Note 28)	1,464	6,184
Short-term investments	136	122
Retail subscribers	17,516	19,894
Corporate subscribers	20,936	15,934
Foreign administrations	1,254	1,250
Domestic carriers	256	188
Dealers, agents and others	8,846	6,035
1-3 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial assets held for managing liquidity risk, Total	3,608	3,530
1-3 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	3,608	3,530
Debt instruments at amortized cost	360	45
Other financial assets	3,248	3,485
3-5 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial assets held for managing liquidity risk, Total	10	412
3-5 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	10	412
Debt instruments at amortized cost	10	340
Other financial assets	0	72
Later than five years [member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	1,101	578
Financial assets at fair value through profit or loss	1,101	578
Financial assets held for managing liquidity risk, Total	1,258	780
Later than five years [member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	157	202
Debt instruments at amortized cost		10
Other financial assets	₱ 157	₱ 192